Restructuring - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,065	$ 7,753	$ 8,159
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0		$ 8,159
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve,current		5,600
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent		$ 500
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges				1,969
Workforce Reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges				$ 6,190